Stock Option and SARs Activities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options, Shares, Beginning balance	321,607	330,840	392,678
Stock options, Granted, Shares	151,102	139,916	4,089
Stock options, Exercised, Shares	(40,173)	(129,785)	(29,104)
Stock options, Shares, Cancelled/Forfeited	(62,536)	(19,364)	(36,823)
Stock options, Shares, Ending balance	370,000	321,607	330,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Stock options, Weighted Average Exercise Price, Beginning balance	$ 30.20	$ 24.60	$ 23.48
Stock options, Weighted average exercise, granted	$ 26.97	$ 27.39	$ 15.30
Stock options, Weighted average exercise, exercised	$ 11.84	$ 11.41	$ 9.81
Stock options, Weighted average exercise, Cancelled/Forfeited	$ 29.22	$ 40.16	$ 23.31
Stock options, Weighted Average Exercise Price, Ending balance	$ 31.04	$ 30.20	$ 24.60
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
SAR's, Shares, Beginning balance	107,639	230,563	112,471
SAR's, Granted, Shares	0	0	151,287
SAR's, Shares, Exercised	(34,385)	(119,801)	(16,639)
SAR's, Shares, Cancelled/Forfeited	(4,389)	(3,123)	(16,556)
SAR's, Shares, Ending balance	68,865	107,639	230,563
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
SAR's, Weighted Average Exercise Price, Beginning balance	$ 13.83	$ 13.46	$ 10.00
SAR's, Weighted Average Exercise, Granted	$ 0		$ 15.40
SAR's, Weighted Average Exercise, Exercised	$ 12.73	$ 13.10	$ 10.00
SAR's, Weighted Average Exercise, Cancelled/Forfeited	$ 15.40	$ 14.46	$ 11.17
SAR's, Weighted Average Exercise Price, Ending balance	$ 14.27	$ 13.83	$ 13.46